Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2020	December 31, 2019
Current liabilities	€m	€m
Trade payables	363.7	306.5
Accruals and deferred income	133.7	109.4
Trade terms payable	89.7	59.4
Social security and other taxes	24.1	25.7
Other payables	21.2	18.8
Financial payables	3.3	4.1
Bank overdrafts	10.7	1.3
Total current trade and other payables	646.4	525.2
Non-current liabilities
Accruals and deferred income	2.2	2.7
Total non-current trade and other payables	2.2	2.7
Total trade and other payables	648.6	527.9